STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

13. STOCKHOLDERS' EQUITY

Warrants — issued and outstanding

Issue date	Expiry date	Exercise price	Number of warrants
April 4, 2011	April 4, 2016	$7.71	1,655,314
November 21, 2012	November 21, 2017	$8.73	1,078,145

On November 21, 2012, the Company completed a private placement resulting in gross proceeds of $26.1 million. Under the terms of the offering the Company issued a total of 3,593,819 units at a subscription price of CND$7.25 (or $7.28, as converted), each unit consisting of one share of common stock and thirty one-hundredths (0.30) of a common stock purchase warrant, exercisable for a period of five years from the date of issuance at an exercise price of CND$8.70 (or $8.73, as converted) (representing 120% of the subscription price). The issuance costs of the units amounted to $1.3 million. The net proceeds were allocated to common stock and warrants based on their relative fair values.

The fair value of the warrants issued on November 21, 2012 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions: weighted average risk-free interest rate of 1.34%; dividend yield of nil; volatility factor of 115.5% and the expected life of the warrants of five years. The fair value allocated to the warrants amounted to $4.9 million and $19.9 million was recorded as an increase to common stock, net of costs.

On August 16, 2012, 9,654 common stock purchase warrants issued on April 4, 2011 in conjunction with the private placement were exercised. The number of shares issued in the cashless exercise transaction consisted of 5,653 shares of common stock. The fair value of the exercised warrants estimated at the date of grant using the Black-Scholes option pricing model was $36.

On April 4, 2011, the Company completed a private placement resulting in gross proceeds of $35.7 million. Under the terms of the offering, the Company issued 5,549,895 units including 123,121 units relating to the conversion of the convertible debt, which was issued on March 24, 2011 and which converted automatically on closing, at a subscription price of CND$6.22 (or $6.42, as converted); each unit consisting of one share of common stock and thirty one-hundredths (0.30) of a share of common stock purchase warrant, exercisable for a period of five years from the date of issuance at an exercise price of CND$7.46 (or $7.71 as converted) (representing 120% of the market price). The issuance costs of the units amounted to $2.0 million. The net proceeds were allocated to common stock and warrants based on their relative fair values.

The fair value of the warrants issued on April 4, 2011 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions: weighted average risk-free interest rate of 2.76%; dividend yield of nil; volatility factor of 86.2% and the expected life of the warrants of five years. The fair value allocated to the warrants amounted to $6.2 million and $27.4 million was recorded as an increase to common stock.

Stock-based compensation plan

The Company has in place a stock option plan (the "Plan") for the benefit of employees, directors, officers and consultants of the Company, which was amended by resolution of the shareholders of the Company on September 17, 2002, April 23, 2004, April 19, 2007, June 14, 2011 and most recently on June 27, 2012. The Plan was amended to increase the authorized share options available to be purchased to 700,000 from 240,000. As of December 31, 2012, there were 137,628 stock options available to be issued.

Most options vest over a period of four years, 20% on the date of award and 20% on each of the next four anniversary dates. The vesting period of the stock options is at the discretion of the Company's Board of Directors. The exercise price of any option granted under the Plan is based on the fair market value of common stock, determined by the closing sale price of the shares of common stock on the Toronto Stock Exchange, on the day before the stock options are granted, or if no sale is reported on that day, the "Market price" shall be deemed to be the volume weighted average trading price for the shares of common stock for the five days preceding the date of grant during which the shares of common stock were traded. The term of an option will not exceed ten years from the date of the grant and all options awarded after March 2005 have a five-year term.

The changes to the number of stock options granted by the Company and their weighted average exercise price are as follows:

	2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of year	177,364	$26.50	43,036	$130.00
Granted	532,304	11.00	157,333	17.50
Forfeited	(147,112)	15.00	(20,251)	145.00
Expired	(2,741)	167.00	(2,754)	181.50
Exercised	—	—	—	—

Balance, end of year	559,815	15.00	177,364	26.50

Options exercisable, end of year	159,017	$22.50	59,454	$47.50

The Company recorded stock-based compensation expense of $0.8 million and $1.2 million in research and development expenses and general and administrative expenses, respectively during the year ended December 31, 2012. The Company recorded stock-based compensation expense of $0.3 million and $0.7 million in research and development expenses and general and administrative expenses, respectively during the year ended December 31, 2011.

In the years ended December 31, 2012 and 2011, no stock-based compensation expense was capitalized and there were no recognized tax benefits associated with the stock-based compensation charge.

The fair value of options granted is estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions:

	YEAR ENDED DECEMBER 31,
Weighted average	2012	2011
Risk-free interest rate	1.18%	2.04%
Dividend yield	0%	0%
Volatility factor	116.43%	116.79%
Expected life in years	4.42	4.27

The estimated fair value of the options is amortized to expense over the option's vesting period. The weighted average fair value of stock options granted under the Black-Scholes option pricing model and the above assumptions amounted to $8.50 and $13.50 in the year ended December 31, 2012 and 2011, respectively. The expected life of the options is based on historical data and current expectation and is not necessarily indicative of exercise patterns that may occur. Volatility is determined based on historical share price history, over a period similar to the expected life of the options, which may also not be necessarily indicative of the actual outcome. The risk-free interest rate is the rate for periods equal to the expected term of share option based on the Canadian Treasury yield in effect at the time of grant.

Vested and unvested expected to vest at December 31, 2012	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2012	559,815	$15.00	4.34
Exercisable at December 31, 2012	159,017	22.50	3.94

The total compensation cost not yet recognized as of December 31, 2012 related to non-vested option awards was $2.4 million which will be recognized over a weighted-average period of 2.13 years.